Consolidated Statements Of Changes In Stockholders' Equity (Deficit) (USD $)	Total	Preferred stock	Common Stock	Additional Paid in Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2011	$ 10,704,066	$ 1,322	$ 13,969	$ 59,289,516	$ (48,600,741)
Begging balance (in shares) at Dec. 31, 2011		1,321,514	13,812,490
Exercise of stock options and warrants (in shares)			182,702
Exercise of stock options and warrants	69,978		183	69,795
Stock-based compensation	1,862,533			1,862,533
Stock dividends			79	119,675	(119,754)
Issuance of Common Stock, Other	20,000		14	19,986
Issuance of Common Stock, Other (in shares)			14,088
Net (loss)/income	(1,384,385)				(1,384,385)
Ending Balance at Dec. 31, 2012	11,272,192	1,322	14,245	61,361,505	(50,104,880)
Ending balance (in shares) at Dec. 31, 2012		1,321,514	14,009,280
Exercise of stock options and warrants (in shares)			169,277
Exercise of stock options and warrants	111,957		168	111,789
Stock-based compensation	1,166,379		338	1,166,041
Stock-based compensation (in shares)			337,500
Stock dividends			80	102,247	(102,327)
Issuance of Common Stock, Other	15,000		11	14,989
Issuance of Common Stock, Other (in shares)			11,278
Net (loss)/income	(803,150)				(803,150)
Ending Balance at Dec. 31, 2013	$ 11,762,378	$ 1,322	$ 14,842	$ 62,756,571	$ (51,010,357)
Ending balance (in shares) at Dec. 31, 2013		1,321,514	14,527,335